Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Organization

The consolidated financial statements presented are those of Medizone International, Inc. (“Medizone”), Medizone Canada, Inc., a wholly owned subsidiary, and the Canadian Foundation for Global Health (“CFGH”) (“Affiliate”), a not-for-profit foundation based in Ottawa, Canada, considered to be a variable interest entity (“VIE”) as described below. Collectively, they are referred to herein as the “Company.”

In late 2008, the Company assisted in the formation of CFGH, a not-for-profit foundation. The Company helped establish CFGH for two primary purposes: (1) to establish an independent not-for-profit foundation intended to have a continuing working relationship with the Company for research purposes positioned to attract the finest scientific, medical and academic professionals possible to work on projects deemed to be of social benefit; and (2) to provide a means for the Company to use a tiered pricing structure for services and products in emerging economies and extend the reach of its technology to as many in need as possible.

US generally accepted accounting principles (“US GAAP”) require a VIE to be consolidated by a company if that company absorbs a majority of the VIE’s expected losses and/or receives a majority of the VIE’s expected residual returns as a result of holding variable interests (ownership, contractual, or other financial interests) in the VIE. In addition, a legal entity is considered to be a VIE, if it does not have sufficient equity at risk to finance its own activities without relying on financial support from other parties. If the legal entity is a VIE, then the reporting entity determined to be the primary beneficiary of the VIE must consolidate the financial results of the VIE with it. Accordingly, the financial position and results of operations of CFGH are consolidated with Medizone as of and for the years ended December 31, 2017 and 2016.  The noncontrolling interest portion of net assets and net loss not attributable, directly or indirectly, to Medizone International, Inc. is considered immaterial.

b.          Business Activities

The Company is a global provider of disinfection systems. The Company invented the AsepticSure® system to provide a superior means of disinfecting non-porous surfaces in a variety of settings including hospitals, other healthcare facilities, and non- hospital/healthcare facilities. The AsepticSure® system utilizes hydrogen peroxide vapor and ozone in a patented process.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Loss Per Common Share

The computations of basic and diluted net loss per common share are based on the weighted average number of common shares outstanding during the years as follows:

	For the Years Ended December 31,
	2017	2016

Numerator (net loss)	$(2,013,799)	$(2,673,836)

Denominator (weighted average number of common shares outstanding – basic and diluted)	400,207,813	375,118,494

Basic and diluted net loss per common share	$(0.01)	$(0.01)

As of December 31, 2017, common stock equivalents, consisting of 18,087,500 options, warrants to purchase 1,750,000 shares of common stock, and warrants to purchase up to $1,000,000 of common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise, have not been included in the calculation, as their effect is antidilutive for the year ended December 31, 2017. As of December 31, 2016, common stock equivalents, consisting of 20,715,000 options and warrants to purchase up to $1,000,000 of common stock with the number of shares to be determined based on similar terms as in 2017, have not been included in the calculation, as the effect is antidilutive for the year ended December 31, 2016.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are recorded at cost. Any major additions and improvements are capitalized. The cost and related accumulated depreciation of equipment retired or sold are removed from the accounts and any differences between the undepreciated amount and the proceeds from the sale are recorded as gain or loss on sale of property and equipment. Depreciation is computed using the straight-line method over periods of three years for computers and software, and five years for office equipment and furniture.

Income Tax, Policy [Policy Text Block]
Provision for Income Taxes

The Company estimates income taxes in each of the jurisdictions in which it operates. This process involves estimating the Company’s actual current income tax expense together with assessing temporary differences resulting from differing treatment of items for income tax and financial reporting purposes. These temporary differences result in deferred income tax assets and liabilities, the net amount of which is included in the Company’s consolidated balance sheets. When appropriate, the Company records a valuation allowance to reduce its deferred income tax assets to the amount that the Company believes is more likely than not to be realized. Key assumptions used in estimating a valuation allowance include potential future taxable income, projected income tax rates, expiration dates of net operating loss (“NOL”) and tax credit carry forwards, and ongoing prudent and feasible tax planning strategies.

As of December 31, 2017, the Company had NOL carryforwards of approximately $14,087,000 that may be offset against future taxable income, if any, and expire through 2035. If substantial changes in the Company’s ownership should occur, there would also be an annual limitation of the amount of the NOL carryforwards available for use. No tax benefit has been reported in the consolidated financial statements as, in the opinion of management, it is more likely than not that all of the deferred income tax assets will not be realized and the NOL carryforwards will expire unused. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. If the Company were to determine that it would be able to realize its deferred income tax assets in the future in excess of the net recorded amount, an adjustment to reduce the valuation allowance would increase net income or decrease net loss in the period such determination was made.

Interest and penalties associated with any underpayment of income taxes would be classified as income tax provision in the statements of comprehensive loss. The Company has elected to present revenues net of any tax collected.

Deferred income tax assets as of December 31, 2017 and 2016 comprised the following:

	2017	2016

Net operating loss carryforwards	$3,514,700	$4,959,900
Related party accruals	980,100	1,564,700
Valuation allowance	(4,494,800)	(6,524,600)
	$-	$-

The income tax benefit differs from the amount determined by applying the U.S. federal income tax rate to pretax loss for the years ended December 31, 2017 and 2016 due to the following:

	2017	2016

Income tax benefit based on U.S. statutory rate of 34%	$(684,700)	$(909,100)
Effect of change in deferred tax rates (39.834% to 24.95%)	2,681,404	-
Other	33,096	(40,800)
Change in valuation allowance	(2,029,800)	949,900
	$-	$-

The Company had no uncertain income tax positions as of December 31, 2017, and 2016. The Company files income tax returns in the U.S. federal, California and Michigan jurisdictions. With few exceptions, the Company is no longer subject to US federal, state and local tax examinations for years before 2014.

On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted. The Tax Act makes broad and complex changes to the US tax code that will affect our fiscal year ending December 31 2018, including, but not limited to (1) reducing the US federal corporate tax rate from 35 percent to 21 percent; (2) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (3) requiring a current inclusion in US federal taxable income of certain earnings of controlled foreign corporations; (4) creating a new limitation on deductible interest expense; (5) revising the rules that limit the deductibility of compensation to certain highly compensated executives, and (6) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Act for which the accounting under ASC 740 is complete. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the Tax Act.

The Company is continuing to gather information and to analyze aspects of the Tax Act, which could potentially affect the estimated impact on the deferred tax balances.

As a result of changes made by the Tax Act, Section 162(m) will limit the deduction of compensation, including performance-based compensation, in excess of $1 million paid to anyone who, for tax years beginning after January 1, 2018, serves as the Chief Executive Officer or Chief Financial Officer, or who is among the three most highly compensated executive officers for any fiscal year. The only exception to this rule is for compensation that is paid pursuant to a binding written contract in effect on November 2, 2017 that would have otherwise been deductible under the prior Section 162(m) rules. Accordingly, any compensation paid in the future pursuant to new compensation arrangements entered into after November 2, 2017, even if performance-based, will count towards the $1 million fiscal year deduction limit if paid to a covered executive. The Company estimates that there will not be a material impact during the current quarter or fiscal year, as the law is effective for tax years beginning after January 1, 2018. The Company has evaluated its binding contracts entered into prior to November 2, 2017 and believes there will be no material impact on the Company’s balance sheet. The Company is still analyzing certain aspects of the Act and refining calculations, which could potentially affect the impact of the Company’s deferred tax asset and this provision.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of Medizone and the accounts of Medizone Canada, Inc., a wholly-owned subsidiary incorporated in Canada, and CFGH, a VIE. All material intercompany accounts and transactions have been eliminated.

Use of Estimates, Policy [Policy Text Block]
Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities as of the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Advertising Costs, Policy [Policy Text Block]	Advertising The Company expenses the costs of advertising as incurred. The Company did not incur any advertising expense for the years ended December 31, 2017 and 2016.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Options

The Company records compensation expense in connection with the granting of stock options and their vesting periods based on their fair values. The Company estimates the fair values of stock option awards issued to employees, consultants and others by using the Black-Scholes option-pricing model. For stock options with a service condition, the expense is measured at the grant date and expensed over the vesting period. For stock options with a performance condition, the expense is measured when it is probable that the performance condition will be met, subsequently re-measured at each reporting date, and trued up upon the final completion of the performance condition.

Derivatives, Policy [Policy Text Block]
Common Stock Warrant Liability

The Company accounts for certain common stock warrants as liabilities. The fair value of the common stock warrant liability is determined at each reporting period-end, with the changes in fair value recognized as gain (loss) on change in fair value of warrant liability. The fair value of the warrants to purchase common stock is estimated using the Black-Scholes valuation model. The significant assumptions used in estimating the fair value of warrant liabilities include the exercise price, volatility of the stock underlying the warrant, risk-free interest rate, estimated fair value of the stock underlying the warrant and the estimated life of the warrant.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Trademark and Patents

Trademark and patents are recorded at cost. Amortization is computed using the straight-line method over a period of seven years. The Company evaluates the recoverability of intangibles and reviews the amortization period on a continual basis. Several factors are used to evaluate intangibles, including management’s plans for future operations, recent operating results, and projected, undiscounted net cash flows.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition Policy

The Company recognizes revenue when it ships its products, title and risk of loss passes to customers, payment from the customer is reasonably assured and the price is fixed or determinable. The Company records customer deposits received in advance of shipping products as a liability.

Inventory, Policy [Policy Text Block]
Inventory

The Company’s inventory consists of its AsepticSure® system and is valued on a specific identification basis. The Company generally purchases its inventory as a finished product from unrelated manufacturing companies. The Company determined that there was no obsolete or excess inventory as of December 31, 2017, and 2016.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable, accrued expenses, notes payable and warrant liability. The carrying amounts of cash, accounts payable, and accrued expenses approximate their fair values because of the short-term nature of these instruments. The carrying amounts of the notes payable approximate fair values as the individual borrowings bear interest at rates that approximate market interest rates for similar debt instruments. The fair value of the warrant liability represents its estimated fair value using the Black-Scholes option pricing model.

The Company measures certain financial liabilities (warrant liability) at fair value on a recurring basis. The Company follows a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to measurements involving significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 measurements are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 measurements are inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

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New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under US GAAP. The core principle of ASU No. 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU No. 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing US GAAP. ASU No. 2014-09 is effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods therein. The implementation of this guidance is not expected to have a material impact on the Company’s consolidated financial position, results of operations and liquidity.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), simplifying the presentation of deferred income taxes on the balance sheet by requiring companies to classify all deferred taxes as either a non-current asset or a non-current liability. ASU No. 2015-17 is effective for annual reporting periods beginning after December 15, 2016, and interim periods within annual periods ending after December 15, 2016. The implementation of this guidance had no impact on the Company’s consolidated financial statement presentation.

In February 2016, the FASB released ASU No. 2016-02, Leases (Topic 842), to bring transparency to lessee balance sheets. ASU No. 2016-02 will require organizations that lease assets (lessees) to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU No. 2016-02 will apply to both types of leases; capital (or finance) leases and operating leases. Previously, US GAAP has required only capital leases to be recognized on lessee balance sheets. ASU No. 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early application is permitted. The Company is assessing the impact of ASU No. 2016-02 will have on its future consolidated financial position, results of operations and liquidity.

In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting. ASU No. 2016-09 is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification in the statement of cash flows, and forfeitures. ASU No. 2016-09 is effective for fiscal years, and interim periods within those years beginning after December 15, 2016. The implementation of this guidance did not have a material impact on the Company’s consolidated financial statement presentation.

In October 2016, the FASB issued ASU No. 2016-17, Interests held Through Related Parties That are Under Common Control. ASU No. 2016-17 clarifies the consolidation process for the primary beneficiary of a VIE should that related party have indirect interests under common control with the reporting entity. ASU No. 2016-17 is effective for years ending after December 31, 2016. The implementation of this guidance did not have a material impact on the Company’s consolidated financial statement presentation.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU No. 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill charge. The guidance is effective for annual and interim periods of public entities beginning after December 15, 2019, with early adoption permitted for interim periods after January 1, 2017. The Company is currently assessing the potential impact ASU No. 2017-04 will have on its consolidated results of operations, financial position and cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation – Stock Compensation (Topic 718). ASU No. 2017-09 provides clarity and reduces the diversity of practice and complexity in determining when additional expense should be recorded resulting from a modification to stock-based grants and awards. ASU No. 2017-09 is effective for annual periods beginning after December 15, 2017. Early adoption is permitted for interim periods. The Company is currently assessing the potential impact ASU No. 2017-09 will have on its consolidation results of operations, financial position and cash flows.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts which cash, at times, exceeds federally insured limits. As of December 31, 2017, the Company did not have cash balances that exceeded US federally insured limits. To date, the Company has not experienced a material loss or lack of access to its cash; however, no assurance can be provided that access to the Company’s cash will not be impacted by adverse conditions in the financial markets.